Stradley Ronon Stevens & Young, LLP 191 North Wacker Drive, Suite 1601 Chicago, IL 60606 Telephone 312.964.3500

August 5, 2026

VIA EDGAR TRANSMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	Delaware Group Cash Reserve (the “Registrant”)
File Nos. 811-02806; 002-60770
Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those filed in Post-Effective Amendment No. 89 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed with the U.S. Securities and Exchange Commission electronically on July 29, 2026, with an effective date of July 31, 2026.

Please contact me at the number above with any questions or comments relating to this certification.

Sincerely,

/s/ Mark R. Greer
Mark R. Greer